Debt and Other Obligations	3 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Debt and Other Obligations
Debt and Other Obligations
Debt and other obligations consist of the following:

	March 31, 2019	December 31, 2018
	(In thousands)
Current
Term loan	$8,063	$8,149
Deferred debt issuance costs - term loan(1)	(1,436)	(1,472)
Other short-term debt and obligations	47,938	34,343
Current portion of long term debt and other financial liabilities	54,565	41,020
Non-current
Term loan	641,076	650,014
Deferred debt issuance costs - term loan(1)	(5,812)	(6,266)
Other long-term debt and obligations	—	—
Long-term debt, net	635,264	643,748
Total	$689,829	$684,768

(1)	According to ASU 2015-03, adopted on January 1, 2016, the Company presents debt issuance costs related to a recognized liability as a direct deduction from the carrying amount of that liability.
(a)    Term loan
On May 8, 2018 Orion signed an amendment to the credit agreement to reprice its EUR- and USD-denominated outstanding term loans. The repricing on the US dollar tranche reflects a 50 basis point reduction on margin from 2.50% to 2.00%, whereas on the euro tranche there is a 25 basis point reduction on margin from 2.50% to 2.25%. Other provisions of the credit agreement remained unchanged and maturity remains at July 25, 2024. In conjunction with the amendment of the credit agreement, on May 11, 2018, Orion entered into a $235.0 million cross currency swap to virtually convert its US dollar liabilities into EUR as part of a new hedging approach. This swap transaction impacts both principal and interest payments associated with debt service and will result in a further annual interest payments savings of approximately $4.7 million over and above the interest savings achieved by the amendment itself. The swap became effective on May 15, 2018 and will expire on July 25, 2024, in line with maturity of the term loan.
Transaction costs incurred directly in connection with the incurrence of the Euro and U.S. Dollar denominated term loans, thereby reducing their carrying amount, are amortized as finance costs over the term of the loans. Transaction costs incurred in connection with the modifications of the term loan in 2016, 2017 and 2018 were directly expensed as incurred as the modified terms were not substantially different. For the three months ended March 31, 2019, an amount of $341k equivalent related to capitalized transaction costs was amortized and recognized as finance costs in this regard (prior year: $495k equivalent).
A portion of the USD-denominated term loan was designated as a hedge of the net investment in a foreign operation to reduce the Company's foreign currency exposure. Since January 1, 2015 the Company had designated $180 million of the total USD-denominated term loan held by a Germany based subsidiary as the hedging instrument to hedge the change in net assets of a US subsidiary, which is held by a Germany based subsidiary, to manage foreign currency risk. Due to the new hedging approach and the new cross currency swap as described above, hedge accounting for the net investment hedge was discontinued on May 15, 2018. An unrealized loss of $2.2 million remains within other comprehensive income until it is recycled through profit and loss upon divestment of the hedged item.
The carrying value as at March 31, 2019 includes the nominal amount of the Term Loans plus accrued unpaid interest less deferred debt issuance costs of $7,248k (December 31, 2018: $7,738k).
(b)    Revolving credit facility (“RCF”)
During the three months ended March 31, 2019, transaction costs of $187k were amortized (prior year: $203k). Unamortized transaction costs that were incurred in conjunction with the RCF in July 2014 and the Amendment on May 30, 2017, amount to $2,164k as at March 31, 2019 and $2,394k as at December 31, 2018. We further refer to Note O. Subsequent Events.
(c)    Local bank loans and other short term borrowings
In March 2019, OEC GmbH in Germany has drawn a local ancillary facility from Deutsche Bank in an amount of $20,071k and a local ancillary facility with Unicredit in an amount of $3,031k. In addition OEC GmbH entered into a short term swap of certain emission rights in an amount of $24,717k. We further refer to Note O. Subsequent Events with respect to the repayment of the three facilities.